Going Concern and Liquidity (Additional Information) (Details) - USD ($)		1 Months Ended	4 Months Ended
	Mar. 18, 2026	Jan. 31, 2026	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2024
Going Concern and Liquidity [Line Items]
Cash and cash equivalents			$ 9,283,566	$ 23,472,156	$ 2,081,086
Accumulated deficit			$ 10,599,083	$ 15,057,918	$ 2,069,820
Series A-1 Convertible Preferred Stock
Going Concern and Liquidity [Line Items]
Convertible preferred stock, issued		558,116	1,933,605
Shares issued, price per share		$ 6.2711	$ 6.2711
Convertible preferred stock, gross proceeds		$ 3,500,000
IPO [Member]
Going Concern and Liquidity [Line Items]
Shares issued, price per share	$ 5
Convertible preferred stock, gross proceeds	$ 17,300,000